Convertible Debentures - Summary of Detailed Information about Convertible Debentures, Valuation Assumptions (Detail)		8 Months Ended	12 Months Ended
	May 27, 2020 USD ($)	Aug. 18, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
2016 Debentures [member]
Convertible debentures [line items]
Volatility			3,800	3,800	3,800	3,800
Expected life in years			1.56 years	2.56 years
Risk free interest rate			0.20%	1.69%
Expected dividend yield			0.00%	0.00%
Credit spread			19.53%	23.96%
Underlying share price of the Company			$ 3.51	$ 1.67
Conversion exercise price					$ 2.3261	$ 2.3261
Exchange rate (C$:US$)			0.7854	0.7699	0.7854	0.7699
2017 Debentures [member]
Convertible debentures [line items]
Volatility			3,800	3,800	3,800	3,800
Expected life in years			1.56 years	2.56 years
Risk free interest rate			0.20%	1.69%
Expected dividend yield			0.00%	0.00%
Credit spread			19.53%	23.96%
Underlying share price of the Company					$ 3.51	$ 1.67
Conversion exercise price					$ 2.6919	$ 2.6919
Exchange rate (C$:US$)			0.7854	0.7699	0.7854	0.7699
2020 Debentures [member]
Convertible debentures [line items]
Volatility	3,800		3,800		3,800
Expected life in years	5 years		4.41 years
Risk free interest rate	0.75%		0.74%
Expected dividend yield	0.00%		0.00%
Credit spread	22.31%		19.53%
Underlying share price of the Company	$ 1.93				$ 3.51
Conversion exercise price	$ 2.34				$ 2.3400
Exchange rate (C$:US$)	0.7257		0.7854		0.7854
ISO Energy Debentures [member]
Convertible debentures [line items]
Volatility		4,800	4,600		4,600
Expected life in years		5 years	4.65 years
Risk free interest rate		0.76%	0.79%
Expected dividend yield		0.00%	0.00%
Credit spread		22.80%	21.70%
Underlying share price of the Company		$ 1.24			$ 1.87
Conversion exercise price		$ 0.88			$ 0.88
Exchange rate (C$:US$)		0.7594	0.7854		0.7854